UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-08382

DWS Strategic Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  11/30

Date of reporting period:  2/28/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2014 (Unaudited)

DWS Strategic Income Trust
		Principal Amount ($) (a)	Value ($)
Corporate Bonds 95.7%
Consumer Discretionary 14.1%
AMC Entertainment, Inc., 144A, 5.875%, 2/15/2022		80,000	81,000
AMC Networks, Inc., 7.75%, 7/15/2021		35,000	39,725
AmeriGas Finance LLC:
6.75%, 5/20/2020		165,000	179,850
7.0%, 5/20/2022		135,000	147,487
APX Group, Inc.:
6.375%, 12/1/2019		75,000	77,344
144A, 8.75%, 12/1/2020		10,000	10,400
Arcelik AS, 144A, 5.0%, 4/3/2023		220,000	193,050
Asbury Automotive Group, Inc., 8.375%, 11/15/2020		100,000	112,750
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		120,000	130,200
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		125,000	124,687
Avis Budget Car Rental LLC:
5.5%, 4/1/2023		80,000	80,800
8.25%, 1/15/2019		95,000	102,244
BC Mountain LLC, 144A, 7.0%, 2/1/2021		70,000	69,650
Block Communications, Inc., 144A, 7.25%, 2/1/2020		155,000	165,462
Boyd Gaming Corp., 9.0%, 7/1/2020		55,000	59,812
Cablevision Systems Corp., 8.0%, 4/15/2020		25,000	29,438
Caesar's Entertainment Operating Co., Inc.:
8.5%, 2/15/2020		155,000	148,800
9.0%, 2/15/2020		95,000	92,387
CCO Holdings LLC:
6.5%, 4/30/2021		635,000	678,656
6.625%, 1/31/2022		175,000	188,562
7.0%, 1/15/2019		45,000	47,644
7.375%, 6/1/2020		20,000	21,900
8.125%, 4/30/2020		25,000	27,375
Century Intermediate Holding Co. 2, 144A, 9.75%, 2/15/2019 (PIK)		40,000	42,100
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		130,000	129,675
144A, 6.375%, 9/15/2020		430,000	454,725
Chester Downs & Marina LLC, 144A, 9.25%, 2/1/2020		30,000	29,400
Clear Channel Communications, Inc., 11.25%, 3/1/2021		50,000	55,875
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		95,000	100,462
Series B, 6.5%, 11/15/2022		135,000	143,775
Series A, 7.625%, 3/15/2020		20,000	21,500
Series B, 7.625%, 3/15/2020		230,000	248,975
Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020		10,000	10,000
Columbus International, Inc., 144A, 11.5%, 11/20/2014		100,000	105,750
Crown Media Holdings, Inc., 10.5%, 7/15/2019		60,000	68,100
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019		70,000	75,600
DBP Holding Corp., 144A, 7.75%, 10/15/2020		45,000	43,763
DISH DBS Corp.:
4.25%, 4/1/2018		100,000	104,000
4.625%, 7/15/2017		400,000	424,500
5.0%, 3/15/2023		125,000	124,062
6.75%, 6/1/2021		30,000	33,600
7.125%, 2/1/2016		90,000	99,000
GLP Capital LP, 144A, 4.375%, 11/1/2018		35,000	36,313
Griffey Intermediate, Inc., 144A, 7.0%, 10/15/2020		75,000	65,437
Harron Communications LP, 144A, 9.125%, 4/1/2020		155,000	175,150
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		55,000	58,713
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019 (PIK)		140,000	146,650
L Brands, Inc., 7.0%, 5/1/2020		65,000	74,262
Lamar Media Corp., 144A, 5.375%, 1/15/2024		60,000	61,950
Libbey Glass, Inc., 6.875%, 5/15/2020		45,000	48,713
Live Nation Entertainment, Inc., 144A, 7.0%, 9/1/2020		130,000	142,675
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		90,000	96,075
Mediacom Broadband LLC, 6.375%, 4/1/2023		155,000	163,525
Mediacom LLC, 7.25%, 2/15/2022		45,000	48,825
MGM Resorts International:
6.625%, 12/15/2021		230,000	252,425
6.75%, 10/1/2020		35,000	38,675
7.625%, 1/15/2017		100,000	113,750
8.625%, 2/1/2019		340,000	406,300
Midcontinent Communications & Midcontinent Finance Corp., 144A, 6.25%, 8/1/2021		70,000	72,800
Netflix, Inc., 144A, 5.75%, 3/1/2024		60,000	62,400
PETCO Animal Supplies, Inc., 144A, 9.25%, 12/1/2018		60,000	64,500
PNK Finance Corp., 144A, 6.375%, 8/1/2021		90,000	94,050
Quebecor Media, Inc., 5.75%, 1/15/2023		80,000	81,000
Regal Entertainment Group, 9.125%, 8/15/2018		38,000	41,115
Schaeffler Finance BV, 144A, 7.75%, 2/15/2017		200,000	226,000
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		50,000	50,250
Seminole Tribe of Florida, Inc., 144A, 7.804%, 10/1/2020		115,000	127,650
Serta Simmons Holdings LLC, 144A, 8.125%, 10/1/2020		45,000	49,388
Sirius XM Holdings, Inc., 144A, 5.875%, 10/1/2020		80,000	84,200
SIWF Merger Sub, Inc., 144A, 6.25%, 6/1/2021		115,000	117,875
Starz LLC, 5.0%, 9/15/2019		60,000	62,325
Taylor Morrison Communities, Inc., 144A, 5.25%, 4/15/2021		95,000	94,050
UCI International, Inc., 8.625%, 2/15/2019		45,000	43,313
Unitymedia Hessen GmbH & Co., KG:
144A, 5.5%, 1/15/2023		300,000	310,500
144A, 7.5%, 3/15/2019		150,000	163,125
Unitymedia KabelBW GmbH, 144A, 9.625%, 12/1/2019	EUR	160,000	242,337
Univision Communications, Inc.:
144A, 6.875%, 5/15/2019		20,000	21,500
144A, 7.875%, 11/1/2020		50,000	55,375
144A, 8.5%, 5/15/2021		30,000	33,338
Viking Cruises Ltd., 144A, 8.5%, 10/15/2022		80,000	91,000
Visant Corp., 10.0%, 10/1/2017		80,000	77,400
Visteon Corp., 6.75%, 4/15/2019		57,000	60,064

			9,379,078
Consumer Staples 3.7%
Ajecorp BV, 144A, 6.5%, 5/14/2022		150,000	147,000
B&G Foods, Inc., 4.625%, 6/1/2021		90,000	89,663
Big Heart Pet Brands, 7.625%, 2/15/2019		107,000	111,414
Chiquita Brands International, Inc., 7.875%, 2/1/2021		34,000	37,468
Controladora Mabe SA de CV, 144A, 7.875%, 10/28/2019		200,000	222,750
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		90,000	95,625
JBS U.S.A. LLC:
144A, 7.25%, 6/1/2021		205,000	216,787
144A, 8.25%, 2/1/2020		65,000	71,175
Pilgrim's Pride Corp., 7.875%, 12/15/2018		60,000	64,950
Reynolds Group Issuer, Inc.:
5.75%, 10/15/2020		260,000	271,425
6.875%, 2/15/2021		205,000	222,937
7.125%, 4/15/2019		540,000	574,425
8.25%, 2/15/2021		100,000	109,250
Roundy's Supermarkets, Inc., 144A, 10.25%, 12/15/2020		80,000	85,200
Smithfield Foods, Inc., 6.625%, 8/15/2022		80,000	86,400
U.S. Foods, Inc., 8.5%, 6/30/2019		80,000	86,700

			2,493,169
Energy 15.5%
Access Midstream Partners LP:
4.875%, 5/15/2023		130,000	132,600
6.125%, 7/15/2022		135,000	146,475
Afren PLC, 144A, 10.25%, 4/8/2019		140,000	160,125
Antero Resources Finance Corp.:
144A, 5.375%, 11/1/2021		80,000	81,800
7.25%, 8/1/2019		71,000	76,325
Berry Petroleum Co., LLC:
6.375%, 9/15/2022		75,000	78,188
6.75%, 11/1/2020		215,000	227,362
BreitBurn Energy Partners LP:
7.875%, 4/15/2022		260,000	283,400
8.625%, 10/15/2020		40,000	43,300
Chaparral Energy, Inc., 7.625%, 11/15/2022		70,000	75,950
Chesapeake Energy Corp., 7.25%, 12/15/2018		535,000	629,962
Chesapeake Oilfield Operating LLC, 6.625%, 11/15/2019		85,000	90,100
CITGO Petroleum Corp., 144A, 11.5%, 7/1/2017		100,000	108,000
Crestwood Midstream Partners LP:
144A, 6.125%, 3/1/2022		60,000	62,700
7.75%, 4/1/2019		115,000	125,063
Crosstex Energy LP, 7.125%, 6/1/2022		31,000	35,650
Denbury Resources, Inc., 4.625%, 7/15/2023		70,000	65,975
Dresser-Rand Group, Inc., 6.5%, 5/1/2021		155,000	165,850
EDC Finance Ltd., 144A, 4.875%, 4/17/2020		200,000	190,250
El Paso LLC, 7.25%, 6/1/2018		105,000	119,853
Endeavor Energy Resources LP, 144A, 7.0%, 8/15/2021		105,000	110,775
EP Energy LLC:
6.875%, 5/1/2019		140,000	151,025
7.75%, 9/1/2022		75,000	84,563
9.375%, 5/1/2020		30,000	34,725
EV Energy Partners LP, 8.0%, 4/15/2019		340,000	350,200
Halcon Resources Corp.:
8.875%, 5/15/2021		150,000	152,625
9.75%, 7/15/2020		60,000	63,150
144A, 9.75%, 7/15/2020		85,000	89,356
Holly Energy Partners LP:
6.5%, 3/1/2020		45,000	47,475
8.25%, 3/15/2018		110,000	114,751
KazMunayGas National Co. JSC, 144A, 7.0%, 5/5/2020		200,000	224,740
Kinder Morgan Finance Co., LLC, 144A, 6.0%, 1/15/2018		165,000	181,912
Kodiak Oil & Gas Corp., 5.5%, 1/15/2021		150,000	154,500
Linn Energy LLC:
6.5%, 5/15/2019		50,000	52,125
144A, 7.0%, 11/1/2019		225,000	234,562
MEG Energy Corp.:
144A, 6.5%, 3/15/2021		85,000	89,675
144A, 7.0%, 3/31/2024		225,000	236,250
Midstates Petroleum Co., Inc.:
9.25%, 6/1/2021		270,000	285,525
10.75%, 10/1/2020		180,000	197,550
Murphy Oil U.S.A., Inc., 144A, 6.0%, 8/15/2023		110,000	111,925
Newfield Exploration Co., 5.75%, 1/30/2022		80,000	86,200
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		230,000	244,950
Oasis Petroleum, Inc.:
6.5%, 11/1/2021		65,000	70,200
144A, 6.875%, 3/15/2022		165,000	179,025
6.875%, 1/15/2023		50,000	54,375
7.25%, 2/1/2019		265,000	284,875
Offshore Drilling Holding SA, 144A, 8.375%, 9/20/2020		200,000	217,500
Offshore Group Investment Ltd.:
7.125%, 4/1/2023		155,000	158,488
7.5%, 11/1/2019		170,000	183,175
Pacific Drilling SA, 144A, 5.375%, 6/1/2020		90,000	91,125
Pacific Rubiales Energy Corp., 144A, 7.25%, 12/12/2021		150,000	161,250
Petroleos de Venezuela SA, 144A, 8.5%, 11/2/2017		150,000	121,125
Regency Energy Partners LP, 5.875%, 3/1/2022		10,000	10,400
Reliance Holdings U.S.A., Inc., 144A, 5.4%, 2/14/2022		250,000	260,469
Sabine Pass Liquefaction LLC:
144A, 5.625%, 4/15/2023		100,000	98,250
144A, 5.875%, 2/1/2021		260,000	266,500
Samson Investment Co., 144A, 10.75%, 2/15/2020		60,000	66,675
SandRidge Energy, Inc., 7.5%, 3/15/2021		190,000	200,925
SESI LLC:
6.375%, 5/1/2019		90,000	96,075
7.125%, 12/15/2021		275,000	305,250
Swift Energy Co., 7.875%, 3/1/2022		115,000	117,875
Talos Production LLC, 144A, 9.75%, 2/15/2018		145,000	152,250
Tesoro Corp., 5.375%, 10/1/2022		60,000	61,950
Ultra Petroleum Corp., 144A, 5.75%, 12/15/2018		35,000	36,663
Venoco, Inc., 8.875%, 2/15/2019		110,000	110,825
Whiting Petroleum Corp., 5.0%, 3/15/2019		100,000	105,750
Woodbine Holdings LLC, 12.0%, 5/15/2016		375,000	397,500
WPX Energy, Inc., 5.25%, 1/15/2017		295,000	316,756

			10,322,738
Financials 7.9%
AerCap Aviation Solutions BV, 6.375%, 5/30/2017		270,000	294,300
Akbank TAS, 144A, 5.125%, 7/22/2015		130,000	132,811
Ally Financial, Inc.:
3.5%, 1/27/2019		280,000	282,100
5.5%, 2/15/2017		655,000	715,587
Banco de Credito del Peru, 144A, 6.875%, 9/16/2026		200,000	210,000
Banco Santander Brasil SA, 144A, 8.0%, 3/18/2016	BRL	300,000	117,710
CIT Group, Inc.:
3.875%, 2/19/2019		415,000	420,759
4.25%, 8/15/2017		515,000	540,106
5.0%, 5/15/2017		80,000	85,800
Credit Agricole SA, 144A, 7.875%, 1/23/2024		125,000	134,219
E*TRADE Financial Corp.:
6.0%, 11/15/2017		513,000	543,780
6.375%, 11/15/2019		265,000	287,525
6.75%, 6/1/2016		145,000	156,962
Hellas Telecommunications Finance, 144A, 8.282% **, 7/15/2015 (PIK) *	EUR	109,187	0
International Lease Finance Corp.:
3.875%, 4/15/2018		285,000	293,194
6.25%, 5/15/2019		125,000	140,375
8.625%, 1/15/2022		125,000	155,937
MPT Operating Partnership LP:
(REIT), 6.375%, 2/15/2022		110,000	115,500
(REIT), 6.875%, 5/1/2021		110,000	119,075
Neuberger Berman Group LLC:
144A, 5.625%, 3/15/2020		65,000	68,413
144A, 5.875%, 3/15/2022		110,000	115,500
Societe Generale SA, 144A, 7.875%, 12/18/2023		310,000	330,150

			5,259,803
Health Care 8.4%
Aviv Healthcare Properties LP:
6.0%, 10/15/2021		40,000	41,700
7.75%, 2/15/2019		200,000	216,000
Biomet, Inc.:
6.5%, 8/1/2020		135,000	145,631
6.5%, 10/1/2020		40,000	42,650
Community Health Systems, Inc.:
5.125%, 8/15/2018		695,000	735,831
144A, 5.125%, 8/1/2021		20,000	20,700
144A, 6.875%, 2/1/2022		80,000	85,100
7.125%, 7/15/2020		750,000	819,375
Endo Finance Co., 144A, 5.75%, 1/15/2022		80,000	82,600
Fresenius Medical Care U.S. Finance II, Inc., 144A, 5.625%, 7/31/2019		90,000	96,975
Fresenius Medical Care U.S. Finance, Inc.:
144A, 5.75%, 2/15/2021		70,000	74,900
144A, 6.5%, 9/15/2018		45,000	50,625
HCA, Inc.:
5.875%, 3/15/2022		120,000	131,100
6.5%, 2/15/2020		675,000	761,906
7.5%, 2/15/2022		170,000	197,200
Hologic, Inc., 6.25%, 8/1/2020		80,000	85,000
IMS Health, Inc., 144A, 6.0%, 11/1/2020		100,000	107,000
LifePoint Hospitals, Inc., 144A, 5.5%, 12/1/2021		105,000	109,856
Par Pharmaceutical Companies, Inc., 7.375%, 10/15/2020		125,000	135,313
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		62,000	69,440
Salix Pharmaceuticals Ltd., 144A, 6.0%, 1/15/2021		60,000	64,200
Tenet Healthcare Corp.:
4.375%, 10/1/2021		150,000	148,125
4.5%, 4/1/2021		20,000	19,950
6.25%, 11/1/2018		415,000	459,613
Valeant Pharmaceuticals International, Inc., 144A, 6.75%, 8/15/2018		820,000	904,050

			5,604,840
Industrials 11.8%
Accuride Corp., 9.5%, 8/1/2018		80,000	81,600
ADT Corp., 144A, 6.25%, 10/15/2021		60,000	63,150
Air Lease Corp., 4.75%, 3/1/2020		110,000	115,775
Alphabet Holding Co., Inc.:
7.75%, 11/1/2017 (PIK)		40,000	41,350
144A, 7.75%, 11/1/2017 (PIK)		105,000	108,544
Artesyn Escrow, Inc., 144A, 9.75%, 10/15/2020		105,000	105,000
AWAS Aviation Capital Ltd., 144A, 7.0%, 10/17/2016		110,360	114,498
BE Aerospace, Inc., 6.875%, 10/1/2020		65,000	71,338
Belden, Inc., 144A, 5.5%, 9/1/2022		135,000	133,312
Bombardier, Inc.:
144A, 5.75%, 3/15/2022		90,000	91,350
144A, 7.75%, 3/15/2020		465,000	519,637
Casella Waste Systems, Inc., 7.75%, 2/15/2019		210,000	216,300
Cemex Finance LLC, 144A, 9.375%, 10/12/2022		200,000	229,200
Clean Harbors, Inc., 5.125%, 6/1/2021		100,000	102,000
CNH Capital LLC, 3.25%, 2/1/2017		335,000	340,025
Covanta Holding Corp., 5.875%, 3/1/2024 (b)		85,000	86,695
CTP Transportation Products LLC, 144A, 8.25%, 12/15/2019		105,000	112,087
Darling International, Inc., 144A, 5.375%, 1/15/2022		85,000	87,231
DigitalGlobe, Inc., 5.25%, 2/1/2021		55,000	54,450
Ducommun, Inc., 9.75%, 7/15/2018		140,000	157,150
DynCorp International, Inc., 10.375%, 7/1/2017		170,000	177,650
Ferreycorp SAA, 144A, 4.875%, 4/26/2020		200,000	187,250
Florida East Coast Railway Corp., 8.125%, 2/1/2017		40,000	41,820
FTI Consulting, Inc.:
6.0%, 11/15/2022		80,000	82,400
6.75%, 10/1/2020		295,000	320,812
Garda World Security Corp., 144A, 7.25%, 11/15/2021		105,000	111,300
GenCorp, Inc., 7.125%, 3/15/2021		280,000	303,100
Grupo KUO SAB de CV, 144A, 6.25%, 12/4/2022		200,000	203,000
Huntington Ingalls Industries, Inc.:
6.875%, 3/15/2018		105,000	113,662
7.125%, 3/15/2021		20,000	22,250
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018		220,000	233,200
Meritor, Inc.:
6.25%, 2/15/2024		40,000	40,800
6.75%, 6/15/2021		75,000	79,688
10.625%, 3/15/2018		60,000	63,375
Navios Maritime Holdings, Inc.:
144A, 7.375%, 1/15/2022		310,000	321,625
8.125%, 2/15/2019		75,000	77,063
Navios South American Logistics, Inc., 9.25%, 4/15/2019		65,000	69,713
Nortek, Inc., 8.5%, 4/15/2021		85,000	95,200
Odebrecht Offshore Drilling Finance Ltd., 144A, 6.75%, 10/1/2022		886,140	911,617
Oshkosh Corp., 144A, 5.375%, 3/1/2022		60,000	61,350
Ply Gem Industries, Inc., 144A, 6.5%, 2/1/2022		100,000	101,500
Spirit AeroSystems, Inc., 6.75%, 12/15/2020		95,000	102,363
Titan International, Inc., 144A, 6.875%, 10/1/2020		260,000	274,950
TransDigm, Inc.:
7.5%, 7/15/2021		125,000	137,812
7.75%, 12/15/2018		135,000	144,619
United Rentals North America, Inc.:
6.125%, 6/15/2023		10,000	10,600
7.375%, 5/15/2020		480,000	536,400
7.625%, 4/15/2022		120,000	136,350
Watco Companies LLC, 144A, 6.375%, 4/1/2023		60,000	60,600

			7,852,761
Information Technology 5.4%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		35,000	36,969
Activision Blizzard, Inc., 144A, 5.625%, 9/15/2021		335,000	360,125
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		95,000	99,513
Audatex North America, Inc., 144A, 6.0%, 6/15/2021		60,000	64,050
BMC Software Finance, Inc., 144A, 8.125%, 7/15/2021		165,000	173,456
CDW LLC, 8.5%, 4/1/2019		165,000	181,500
CyrusOne LP, 6.375%, 11/15/2022		40,000	42,100
eAccess Ltd., 144A, 8.25%, 4/1/2018		60,000	65,100
EarthLink Holdings Corp., 7.375%, 6/1/2020		95,000	99,275
Equinix, Inc.:
5.375%, 4/1/2023		265,000	268,975
7.0%, 7/15/2021		90,000	100,125
First Data Corp.:
144A, 6.75%, 11/1/2020		670,000	723,600
144A, 7.375%, 6/15/2019		95,000	102,956
144A, 8.875%, 8/15/2020		170,000	189,125
Freescale Semiconductor, Inc., 144A, 6.0%, 1/15/2022		100,000	106,125
Healthcare Technology Intermediate, Inc., 144A, 7.375%, 9/1/2018 (PIK)		25,000	25,875
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		275,000	301,812
7.625%, 6/15/2021		90,000	101,700
IAC/InterActiveCorp., 4.75%, 12/15/2022		75,000	72,563
Jabil Circuit, Inc., 5.625%, 12/15/2020		105,000	110,775
Micron Technology, Inc., 144A, 5.875%, 2/15/2022		40,000	41,800
NCR Corp.:
144A, 5.875%, 12/15/2021		20,000	21,400
144A, 6.375%, 12/15/2023		50,000	53,500
Seagate HDD Cayman, 144A, 3.75%, 11/15/2018		210,000	216,825

			3,559,244
Materials 9.2%
Ashland, Inc., 3.875%, 4/15/2018		315,000	326,025
Berry Plastics Corp.:
9.5%, 5/15/2018		65,000	69,063
9.75%, 1/15/2021		80,000	92,800
BOE Intermediate Holding Corp., 144A, 9.0%, 11/1/2017 (PIK)		115,005	123,630
BOE Merger Corp., 144A, 9.5%, 11/1/2017 (PIK)		75,000	79,688
Clearwater Paper Corp., 7.125%, 11/1/2018		140,000	149,100
Crown Americas LLC, 6.25%, 2/1/2021		20,000	21,900
CSN Resources SA, 144A, 6.5%, 7/21/2020		200,000	201,750
Essar Steel Algoma, Inc., 144A, 9.375%, 3/15/2015		430,000	424,625
Exopack Holding Corp., 144A, 10.0%, 6/1/2018		90,000	98,100
Exopack Holdings SA, 144A, 7.875%, 11/1/2019		200,000	208,000
Fibria Overseas Finance Ltd., 144A, 6.75%, 3/3/2021		150,000	164,625
First Quantum Minerals Ltd.:
144A, 6.75%, 2/15/2020		195,000	200,850
144A, 7.0%, 2/15/2021		195,000	201,337
FMG Resources (August 2006) Pty Ltd.:
144A, 6.0%, 4/1/2017		130,000	137,150
144A, 6.875%, 4/1/2022		25,000	27,125
144A, 7.0%, 11/1/2015		70,000	72,527
144A, 8.25%, 11/1/2019		110,000	121,275
Greif, Inc., 7.75%, 8/1/2019		230,000	262,200
Hexion U.S. Finance Corp.:
6.625%, 4/15/2020		40,000	41,350
8.875%, 2/1/2018		155,000	161,587
Huntsman International LLC, 8.625%, 3/15/2021		50,000	56,500
IAMGOLD Corp., 144A, 6.75%, 10/1/2020		110,000	96,800
INEOS Group Holdings SA, 144A, 5.875%, 2/15/2019		40,000	41,200
Kaiser Aluminum Corp., 8.25%, 6/1/2020		100,000	113,250
KGHM International Ltd., 144A, 7.75%, 6/15/2019		250,000	264,375
Metalloinvest Finance Ltd., 144A, 6.5%, 7/21/2016		200,000	211,500
Novelis, Inc., 8.75%, 12/15/2020		490,000	551,250
OI European Group BV, 144A, 6.75%, 9/15/2020	EUR	70,000	113,733
Packaging Dynamics Corp., 144A, 8.75%, 2/1/2016		90,000	92,363
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		100,000	103,500
Polymer Group, Inc., 7.75%, 2/1/2019		110,000	117,562
PolyOne Corp., 5.25%, 3/15/2023		90,000	90,675
Polyus Gold International Ltd., 144A, 5.625%, 4/29/2020		200,000	196,250
Rain CII Carbon LLC, 144A, 8.0%, 12/1/2018		100,000	104,500
Samarco Mineracao SA, 144A, 5.75%, 10/24/2023		200,000	201,000
Turkiye Sise ve Cam Fabrikalari AS, 144A, 4.25%, 5/9/2020		200,000	180,700
Volcan Cia Minera SAA, 144A, 5.375%, 2/2/2022		420,000	404,775

			6,124,640
Telecommunication Services 17.3%
B Communications Ltd., 144A, 7.375%, 2/15/2021		105,000	109,988
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020		40,000	41,800
Series N, 6.0%, 4/1/2017		500,000	552,500
Series W, 6.75%, 12/1/2023		165,000	174,900
Cincinnati Bell, Inc.:
8.375%, 10/15/2020		540,000	588,600
8.75%, 3/15/2018		430,000	449,887
CPI International, Inc., 8.0%, 2/15/2018		50,000	53,000
Digicel Group Ltd.:
144A, 8.25%, 9/30/2020		487,000	515,002
144A, 10.5%, 4/15/2018		100,000	106,250
Digicel Ltd.:
144A, 7.0%, 2/15/2020		200,000	205,750
144A, 8.25%, 9/1/2017		530,000	551,200
ERC Ireland Preferred Equity Ltd., 144A, 7.69% **, 2/15/2017 (PIK) *	EUR	80,289	0
Frontier Communications Corp.:
7.125%, 1/15/2023		515,000	539,462
7.625%, 4/15/2024		40,000	42,400
8.25%, 4/15/2017		119,000	138,338
8.5%, 4/15/2020		35,000	40,425
Intelsat Jackson Holdings SA:
144A, 5.5%, 8/1/2023		165,000	163,144
7.25%, 10/15/2020		435,000	473,062
7.5%, 4/1/2021		465,000	512,662
8.5%, 11/1/2019		220,000	237,875
Intelsat Luxembourg SA:
144A, 7.75%, 6/1/2021		255,000	274,444
144A, 8.125%, 6/1/2023		35,000	38,019
Level 3 Communications, Inc., 8.875%, 6/1/2019		10,000	11,025
Level 3 Financing, Inc.:
144A, 6.125%, 1/15/2021		60,000	63,450
7.0%, 6/1/2020		145,000	158,050
8.125%, 7/1/2019		80,000	88,000
8.625%, 7/15/2020		65,000	73,044
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		65,000	69,713
7.875%, 9/1/2018		155,000	165,075
Millicom International Cellular SA, 144A, 4.75%, 5/22/2020		200,000	192,000
SBA Communications Corp., 5.625%, 10/1/2019		75,000	78,563
SBA Telecommunications, Inc., 8.25%, 8/15/2019		26,000	27,723
Sprint Communications, Inc.:
6.0%, 12/1/2016		775,000	847,656
9.125%, 3/1/2017		65,000	76,863
Sprint Corp., 144A, 7.125%, 6/15/2024		105,000	110,250
T-Mobile U.S.A., Inc.:
6.125%, 1/15/2022		40,000	42,250
6.464%, 4/28/2019		235,000	250,862
6.5%, 1/15/2024		40,000	42,400
6.625%, 4/1/2023		95,000	102,125
Telesat Canada, 144A, 6.0%, 5/15/2017		900,000	933,750
tw telecom holdings, Inc.:
5.375%, 10/1/2022		130,000	132,600
6.375%, 9/1/2023		90,000	96,300
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		490,000	523,687
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		100,000	110,250
UPCB Finance VI Ltd., 144A, 6.875%, 1/15/2022		190,000	207,812
VimpelCom Holdings BV, 144A, 6.255%, 3/1/2017		200,000	212,900
Wind Acquisition Finance SA, 144A, 6.5%, 4/30/2020		80,000	88,200
Windstream Corp.:
6.375%, 8/1/2023		95,000	93,575
7.5%, 4/1/2023		150,000	157,500
7.75%, 10/15/2020		30,000	32,250
7.75%, 10/1/2021		265,000	286,200
7.875%, 11/1/2017		310,000	354,950
Zayo Group LLC, 8.125%, 1/1/2020		55,000	60,638

			11,498,369
Utilities 2.4%
AES Corp.:
8.0%, 10/15/2017		75,000	88,875
8.0%, 6/1/2020		105,000	123,375
Calpine Corp.:
144A, 7.5%, 2/15/2021		136,000	149,940
144A, 7.875%, 7/31/2020		149,000	166,508
DPL, Inc., 6.5%, 10/15/2016		505,000	544,137
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024		110,000	28,050
IPALCO Enterprises, Inc., 5.0%, 5/1/2018		175,608	186,144
Mexico Generadora de Energia S de rl, 144A, 5.5%, 12/6/2032		200,000	194,000
NRG Energy, Inc., 7.625%, 1/15/2018		75,000	84,750

			1,565,779

Total Corporate Bonds (Cost $60,937,723)			63,660,421
Government & Agency Obligations 6.9%
Other Government Related (c) 1.4%
Bank of Moscow, 144A, 6.699%, 3/11/2015		360,000	375,199
Gazprom Neft OAO, 144A, 6.0%, 11/27/2023		250,000	251,562
VTB Bank OJSC, 144A, 6.315%, 2/22/2018		265,000	283,484

			910,245
Sovereign Bonds 5.5%
Federative Republic of Brazil, 12.5%, 1/5/2016	BRL	625,000	276,948
Republic of Argentina-Inflation Linked Bond, 5.83%, 12/31/2033	ARS	481	162
Republic of Belarus, REG S, 8.75%, 8/3/2015		100,000	100,500
Republic of Ghana, 144A, 8.5%, 10/4/2017		100,000	102,000
Republic of Panama, 9.375%, 1/16/2023		665,000	871,150
Republic of Slovenia, 144A, 4.75%, 5/10/2018		200,000	212,274
Russian Federation:
144A, 7.5%, 3/31/2030		1,430,000	1,658,800
REG S, 7.5%, 3/31/2030		385,921	447,669

			3,669,503

Total Government & Agency Obligations (Cost $4,565,153)			4,579,748
Loan Participations and Assignments 30.9%
Senior Loans **
Consumer Discretionary 12.6%
Air Distribution Technologies, Inc., First Lien Term Loan, 4.25%, 11/9/2018		168,303	169,355
Atlantic Broadband Finance LLC, Term Loan B, 3.25%, 12/2/2019		1,129,282	1,127,520
Avis Budget Car Rental LLC, Term Loan B, 3.0%, 3/15/2019		369,070	369,148
Burger King Corp., Term Loan B, 3.75%, 9/28/2019		187,625	188,950
Caesars Entertainment Operating Co., Term Loan B6, 5.489%, 1/26/2018		33,532	32,138
Cequel Communications LLC, Term Loan B, 3.5%, 2/14/2019		427,823	428,270
CSC Holdings, Inc., Term Loan B, 2.655%, 4/17/2020		700,000	696,101
Cumulus Media Holdings, Inc., Term Loan, 4.25%, 12/23/2020		190,000	191,545
Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.75%, 4/30/2019		930,000	941,160
Hilton Worldwide Finance LLC, Term Loan B2, 3.75%, 10/26/2020		236,842	237,969
Petco Animal Supplies, Inc., Term Loan, 4.0%, 11/24/2017		144,538	145,294
Pilot Travel Centers LLC:
Term Loan B, 3.75%, 3/30/2018		269,488	271,088
Term Loan B2, 4.25%, 8/7/2019		671,500	677,577
Polymer Group, Inc., First Lien Term Loan B, 5.25%, 12/19/2019		420,000	423,675
Quebecor Media, Inc., Term Loan B1, 3.25%, 8/17/2020		417,900	417,900
Seminole Tribe of Florida, Term Loan, 3.0%, 4/29/2020		1,004,350	1,005,711
Tomkins LLC, Term Loan B2, 3.75%, 9/29/2016		1,073,549	1,078,782

			8,402,183
Consumer Staples 4.3%
Albertson's LLC:
Term Loan B1, 4.25%, 3/21/2016		385,386	388,637
Term Loan B2, 4.75%, 3/21/2019		331,189	334,294
Del Monte Foods Co., Term Loan, 4.05%, 3/8/2018		371,918	372,662
Del Monte Foods, Inc., First Lien Term Loan, 4.0%, 11/6/2020		315,000	315,984
HJ Heinz Co., Term Loan B2, 3.5%, 6/5/2020		686,550	692,770
Pinnacle Foods Finance LLC, Term Loan G, 3.25%, 4/29/2020		119,100	118,877
Vogue International, Inc., Term Loan, 5.25%, 2/14/2020		165,000	166,031
Weight Watchers International, Inc., Term Loan B1, 3.16%, 4/2/2016		518,693	462,934

			2,852,189
Energy 3.1%
Chesapeake Energy Corp., Term Loan, 5.75%, 12/1/2017		355,000	363,559
MEG Energy Corp., Term Loan, 3.75%, 3/31/2020		654,989	658,828
Ruby Western Pipeline Holdings LLC, Term Loan B, 3.5%, 3/27/2020		73,398	73,421
Samson Investment Co., Second Lien Term Loan, 6.0%, 9/25/2018		540,000	545,670
Tallgrass Operations LLC, Term Loan B, 4.25%, 11/13/2018		431,946	436,266

			2,077,744
Health Care 1.7%
Community Health Systems, Inc., Term Loan D, 4.25%, 1/27/2021		210,000	212,165
Par Pharmaceutical Companies, Inc., Term Loan B, 4.0%, 9/30/2019		320,946	322,024
Valeant Pharmaceuticals International, Inc.:
Term Loan B, 3.75%, 2/13/2019		337,437	339,072
Term Loan B, 3.75%, 12/11/2019		228,266	229,456

			1,102,717
Industrials 1.8%
Buffalo Gulf Coast Terminals LLC, Term Loan, 5.25%, 10/31/2017		202,438	204,462
Transdigm, Inc., Term Loan C, 3.75%, 2/28/2020		540,408	543,532
WP CPP Holdings LLC, First Lien Term Loan, 4.75%, 12/27/2019		447,859	451,780

			1,199,774
Information Technology 0.7%
First Data Corp., Term Loan, 4.156%, 3/24/2021		490,000	491,303
Materials 2.3%
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 4.75%, 2/1/2020		558,357	561,696
Berry Plastics Holding Corp., Term Loan D, 3.5%, 2/7/2020		746,241	743,737
MacDermid, Inc., First Lien Term Loan, 4.0%, 6/8/2020		228,850	230,624

			1,536,057
Telecommunication Services 2.8%
Crown Castle International Corp., Term Loan, 3.25%, 1/31/2019		1,177,152	1,179,824
DigitalGlobe, Inc., Term Loan B, 3.75%, 1/31/2020		14,888	14,906
Level 3 Financing, Inc., Term Loan B, 4.0%, 1/15/2020		435,000	436,836
Syniverse Holdings, Inc., Term Loan B, 4.0%, 4/23/2019		208,447	209,750

			1,841,316
Utilities 1.6%
Calpine Corp., Term Loan B1, 4.0%, 4/2/2018		649,987	654,186
NRG Energy, Inc., Term Loan B, 2.75%, 7/2/2018		394,970	392,995

			1,047,181

Total Loan Participations and Assignments (Cost $20,505,463)			20,550,464
Convertible Bond 0.3%
Materials
GEO Specialty Chemicals, Inc., 144A, 7.5%, 3/31/2015 (Cost $105,426)		105,307	204,001
Preferred Security 0.2%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $118,113)		175,000	153,125

		Shares	Value ($)
Common Stocks 0.0%
Consumer Discretionary 0.0%
Dawn Holdings, Inc.* (d)		2	4,848
Trump Entertainment Resorts, Inc.*		8	0
Vertis Holdings, Inc. *		71	0

			4,848
Industrials 0.0%
Congoleum Corp. *		2,000	0
Materials 0.0%
GEO Specialty Chemicals, Inc. *		1,741	1,295

Total Common Stocks (Cost $26,132)			6,143
Preferred Stock 0.4%
Financials
Ally Financial, Inc., Series G, 144A, 7.0% (Cost $232,624)		243	240,775
Warrants 0.0%
Materials
GEO Specialty Chemicals, Inc., Expiration Date 3/31/2015*		9,761	7,186
Hercules Trust II, Expiration Date 3/31/2029 *		95	754

Total Warrants (Cost $20,980)			7,940

		Contract Amount	Value ($)
Call Options Purchased 0.0%
Options on Interest Rate Swap Contracts
Pay Fixed Rate - 3.72% - Receive Floating - LIBOR, Swap Expiration Date 4/22/2026, Option Expiration Date 4/20/20161 (Cost $9,870)		200,000	8,133

		Shares	Value ($)
Cash Equivalents 7.5%
Central Cash Management Fund, 0.06% (e) (Cost $4,970,777)		4,970,777	4,970,777

		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $91,492,261) †		141.9	94,381,527
Notes Payable		(42.1)	(28,000,000)
Other Assets and Liabilities, Net		0.2	138,828

Net Assets		100.0	66,520,355

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
ERC Ireland Preferred Equity Ltd.*	7.69%	2/15/2017	80,289	EUR	109,298	0
Hellas Telecommunications Finance*	8.282%	7/15/2015	109,187	EUR	32,169	0
					141,467	0

*	Non-income producing security.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of February 28, 2014.

†
The cost for federal income tax purposes was $91,753,578.  At February 28, 2014, net unrealized appreciation for all securities based on tax cost was $2,627,949.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,386,681 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $758,732.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	When-issued security.
(c)	Government-backed debt issued by financial companies or government sponsored enterprises.
(d)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities").  Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933.  The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security.  Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.  This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.  The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Dawn Holdings, Inc.*	August 2013	5,863	4,848	0.01

(e) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: London Interbank Offered Rate
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
The Fund can invest in certain Senior Loan agreements that include the obligation to make additional loans in certain circumstances. The Fund reserves against such contingent obligations by segregating cash, liquid securities and liquid Senior Loans. At February 28, 2014, the  Fund had an unfunded loan commitment  of $135,000, which could be extended at the option of the borrower, pursuant to the following loan agreement:

Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Depreciation ($)
Tallgrass Energy Partners LP, Term Delay Draw, 11/13/2017	135,000	134,662	(338)

At February 28, 2014, open written options contracts were as follows:

Options on Interest Rate Swap Contracts

	Swap Effective/ Expiration Date	Contract Amount		Option Expiration Date	Premiums Received ($)	Value ($) (f)

Call Options
Receive Fixed - 4.22% - Pay Floating - LIBOR	4/22/2016 4/22/2026	200,000	1	4/20/2016	7,130	(5,055)

(f)	Unrealized appreciation on written options on interest rate swap contracts at February 28, 2014 was $2,075.
At February 28, 2014, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (g)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (h)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

6/21/2010 9/20/2015	425,0002	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	35,090	(9,714)	44,804
12/20/2011 3/20/2017	150,0003	5.0%	CIT Group, Inc., 5.5%, 2/15/2019, BB-	18,964	3,863	15,101
9/20/2012 12/20/2017	190,0004	5.0%	General Motors Corp., 3.3%, 12/20/2017, BB+	29,897	10,753	19,144
6/20/2013 9/20/2018	260,0005	5.0%	HCA, Inc., 8.0%, 10/1/2018, B-	41,517	18,940	22,577
6/20/2013 9/20/2018	260,0002	5.0%	Sprint Communications, Inc., 6.0%, 12/1/2016, BB+	32,780	14,076	18,704
6/20/2013 9/20/2018	100,0003	5.0%	DISH DBS Corp., 6.75%, 6/1/2021, BB-	16,339	8,142	8,197
Total unrealized appreciation					128,527

(g)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(h)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

Counterparties:
1	Nomura International PLC
2	Bank of America
3	Credit Suisse
4	UBS AG
5	The Goldman Sachs & Co.

As of February 28, 2014, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	279,393	EUR	203,300	3/21/2014	1,218	JPMorgan Chase Securities, Inc.
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

EUR	460,000	USD	632,167	3/21/2014	(2,762)	Citigroup, Inc.

Currency Abbreviations

ARS	Argentine Peso
BRL	Brazilian Real
EUR	Euro
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (i)
Corporate Bonds	$—	$63,660,421	$0	$63,660,421
Government & Agency Obligations	—	4,579,748	—	4,579,748
Loan Participations and Assignments	—	20,550,464	—	20,550,464
Convertible Bonds	—	—	204,001	204,001
Preferred Security	—	153,125	—	153,125
Common Stocks (i)	—	—	6,143	6,143
Preferred Stock	—	240,775	—	240,775
Warrants	—	—	7,940	7,940
Short-Term Investments (i)	4,970,777	—	—	4,970,777
Derivatives (j)
Purchased Options	—	8,133	—	8,133
Credit Default Swap Contracts	—	128,527	—	128,527
Forward Foreign Currency Exchange Contracts	—	1,218	—	1,218

Total	$4,970,777	$89,322,411	$218,084	$94,511,272

Liabilities	Level 1	Level 2	Level 3	Total
Unfunded Loan Commitment	$—	$(338)	$—	$(338)
Derivatives (j)
Written Options	—	(5,055)	—	(5,055)
Forward Foreign Currency Exchange Contracts	—	(2,762)	—	(2,762)

Total	$—	$(8,155)	$—	$(8,155)

There have been no transfers between fair value measurement levels during the period ended February 28, 2014.
(i)	See Investment Portfolio for additional detailed categorizations.
(j)
Derivatives include value of options purchased, unrealized appreciation (depreciation) on credit default swap contracts, interest rate swap contracts, forward foreign currency exchange contracts, and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of February 28, 2014 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps	Forward Currency Contracts	Options
Credit Contracts	$128,527	$—	$—
Foreign Exchange Contracts	$—	$(1,544)	$—
Interest Rate Contracts	$—	$—	$338

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Strategic Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 22, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 22, 2014